Accrued Expenses and Other Payables (Tables)	12 Months Ended
Dec. 31, 2023
Accrued Expenses and Other Payables [Abstract]
Schedule of Accrued Expenses and Other Payables

Accrued expenses and other payables consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Amount due to third parties	1,540,233	1,467,838
Interest payable	2,731,168	857,296
Accrued expenses	1,096,397	966,485
	5,367,798	3,291,619